Pension Benefits	12 Months Ended
Dec. 31, 2011
Pension Benefits [Abstract]
Pension Benefits
22.	Pension Benefits

a)	Defined Contribution Pension Plans

With the exception of the Company’s employees in Norway and certain of its employees in Australia, the Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2011, 2010 and 2009, the amount of cost recognized for the Company’s defined contribution pension plans was $18.3 million, $17.1 million and $15.0 million, respectively.

b)	Defined Benefit Pension Plans

The Company has a number of defined benefit pension plans (or the Benefit Plans) which primarily cover its employees in Norway and certain employees in Australia. As at December 31, 2011, approximately 75% of the defined benefit pension assets were held by the Norwegian plans and approximately 25% are held by the Australia plan. The pension assets in the Norwegian plans have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Company to the extent the counterparty honors its obligations. Potential exposure to the Company has also been reduced, particularly for the Australian plans, as a result of certain of its time-charter and management contracts that allow the Company, under certain conditions, to recover pension plan costs from its customers.

In 2010, the Norwegian Parliament enacted a new early retirement plan for the private sector in Norway, which was effective January 1, 2011. As a result of the legislation, the Company was substantially released from its obligation under the Company’s prior early retirement plan (a single-employer defined benefit pension plan) and the Company recorded income of $3.7 million in the consolidated statement of income (loss).

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
	$	$
Change in benefit obligation:
Beginning balance	120,723	114,256
Service cost	8,829	8,345
Interest cost	5,167	5,148
Contributions by plan participants	739	579
Actuarial loss	9,408	730
Benefits paid	(4,395)	(7,333)
Settlements and curtailments	—	(4,937)
Foreign currency exchange rate changes	(3,299)	3,635
Other	—	300

Ending balance	137,172	120,723

Change in fair value of plan assets:
Beginning balance	102,085	95,495
Actual return on plan assets	2,931	125
Contributions by the employer	12,061	11,649
Contributions by plan participants	739	579
Benefits paid	(4,339)	(7,259)
Settlements and curtailments	—	(1,314)
Foreign currency exchange rate changes	(2,357)	3,110
Other	(422)	(300)

Ending balance	110,698	102,085

Funded status deficiency	(26,474)	(18,638)

Amounts recognized in the balance sheets:
Other long-term liabilities	26,474	18,638
Accumulated other comprehensive (loss) income:
Net actuarial losses (1)	(19,929)	(18,279)

(1)	As at December 31, 2011, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2012 is $(0.2) million.

As of December 31, 2011 and 2010, the accumulated benefit obligation for the Benefit Plans was $100.4 million and $114.3 million, respectively. The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2011	December 31, 2010
	$	$
Benefit obligation	113,460	72,180
Fair value of plan assets	85,432	53,421

Accumulated benefit obligation	35,358	62,405
Fair value of plan assets	31,815	39,134

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	$	$	$
Net periodic pension cost:
Service cost	8,978	8,616	9,753
Interest cost	5,250	5,091	4,548
Expected return on plan assets	(5,805)	(5,431)	(4,624)
Amortization of net actuarial loss	371	281	1,394
Other	421	(3,390)	184

Net cost	9,215	5,167	11,255

The components of other comprehensive (income) loss relating to the Plans for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	$	$	$
Other comprehensive (income) loss:
Net loss (gain) arising during the period	12,052	5,711	(13,524)
Amortization of net actuarial (gain) loss	(319)	1,026	(1,394)
Other loss (gain)	—	390	(785)

Total loss (income)	11,733	7,127	(15,703)

The Company estimates that it will make contributions into the Benefit Plans of $10.7 million during 2012. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Pension Benefit
Payments
Year	$
2012	8,000
2013	4,969
2014	6,361
2015	6,251
2016	5,704
2017—2021	29,263

Total	60,548

The fair value of the plan assets, by category, as of December 31, 2011 and 2010 were as follows:

	December 31, 2011	December 31, 2010
	$	$
Pooled Funds (1)	82,501	74,826
Mutual Funds (2)
Equity investments	13,852	13,073
Debt securities	3,445	3,197
Real estate	2,092	2,327
Cash and money market	291	1,034
Other	8,517	7,628

Total	110,698	102,085

(1)	The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.
(2)	The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

The investment strategy for all plan assets is generally to actively manage a portfolio that is diversified among asset classes, markets and regions. Certain of the investment funds do not invest in companies that do not meet certain socially responsible investment criteria. In addition to diversification, other risk management strategies employed by the investment funds include gradual implementation of portfolio adjustments and hedging currency risks.

The Company’s plan assets are primarily invested in commingled funds holding equity and debt securities, which are valued using the net asset value (or NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares or units outstanding. Commingled funds are classified within Level 2 of the fair value hierarchy as the NAVs are not publicly available.

The Company has a pension committee that is comprised of various members of senior management. Among other things, the Company’s pension committee oversees the investment and management of the plan assets, with a view to ensuring the prudent and effective management of such plans. In addition, the pension committee reviews investment manager performance results annually and approves changes to the investment managers.

The weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2010 were as follows:

	December 31, 2011	December 31, 2010
Discount rates	3.2%	4.4%
Rate of compensation increase	4.4%	4.6%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Discount rates	3.2%	4.4%	5.0%
Rate of compensation increase	4.4%	4.6%	4.7%
Expected long-term rates of return (1)	5.0%	5.7%	6.0%

(1)	To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.